FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial assets investments and derivatives [Line Items]
Disclosure Of Financial Assets Explanatory [Text Block]
The detail of the carrying value of the debt securities is as follows:

As of December 31, 2017

Debt securities	Measurement methodology		Total carrying value
	Fair value through profit or loss	Amortized cost
In millions of COP
Securities issued by the Colombian Government	7,003,147	12,965	7,016,112
Securities issued by Foreign Governments	2,471,994	1,050,855	3,522,849
Securities issued by Government entities	36,038	1,926,554	1,962,592
Securities issued by other financial institutions	1,052,776	225,431	1,278,207
Corporate Bonds (1)	137,900	941,763	1,079,663
Total debt securities	10,701,855	4,157,568	14,859,423
Total equity securities			1,517,830
Total financial assets invesments			16,377,253

(1)
Debt securities classified as Corporate Bonds, increased by 104.75% between December 31, 2017 and 2016 due to the purchase of Alternegy S.A. bonds by Banistmo on December 21 of 2017, which have a carrying value of COP 446,047. Banistmo acted as joint arranger with Banco General and underwriters of the bonds issued by Alternergy for an amount of up to US$320 million.

As of December 31, 2016

Debt securities	Measurement methodology		Total carrying value
	Fair value through profit or loss	Amortized cost
In millions of COP
Securities issued by the Colombian Government	4,904,152	-	4,904,152
Securities issued by Foreign Governments	2,429,192	984,675	3,413,867
Securities issued by Government entities	11,904	1,532,784	1,544,688
Securities issued by other financial institutions	1,080,368	201,523	1,281,891
Corporate Bonds	111,946	415,937	527,883
Total debt securities	8,537,562	3,134,919	11,672,481
Total equity securities			1,388,172
Total financial assets invesments			13,060,653

Disclosure of detailed information about debt securities portfolio [Text Block]
The following tables set forth the debt securities portfolio by maturity:

As of December 31, 2017

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Greater than 5 years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	2,163,682	3,299,116	1,164,689	375,660	7,003,147
Securities issued by Foreign Governments	962,640	408,586	736,105	364,663	2,471,994
Securities issued by Government entities	11,134	14,825	6,946	3,133	36,038
Securities issued by other financial institutions	157,434	250,395	143,353	501,594	1,052,776
Corporate bonds	35,255	16,027	21,419	65,199	137,900
Subtotal	3,330,145	3,988,949	2,072,512	1,310,249	10,701,855
Securities at amortized cost
Securities issued by the Colombia Government	-	12,965	-	-	12,965
Securities issued by Foreign Governments	241,944	184,454	415,229	209,228	1,050,855
Securities issued by Government entities	1,909,363	17,191	-	-	1,926,554
Securities issued by other financial institutions	117,075	68,166	40,190	-	225,431
Corporate bonds	26,668	15,945	148,684	750,466	941,763
Subtotal	2,295,050	298,721	604,103	959,694	4,157,568
Total debt securities	5,625,195	4,287,670	2,676,615	2,269,943	14,859,423

As of December 31, 2016

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Greater than 5 years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	1,719,326	1,883,790	981,208	319,828	4,904,152
Securities issued by Foreign Governments	925,499	532,628	192,947	778,118	2,429,192
Securities issued by Government entities	77	2,704	5,193	3,930	11,904
Securities issued by other financial institutions	172,571	135,157	87,153	685,487	1,080,368
Corporate bonds	15,818	8,069	15,968	72,091	111,946
Subtotal	2,833,291	2,562,348	1,282,469	1,859,454	8,537,562
Securities at amortized cost
Securities issued by Foreign Governments	103,889	105,032	507,817	267,937	984,675
Securities issued by Government entities	1,523,571	9,213	-	-	1,532,784
Securities issued by other financial institutions	57,623	113,150	-	30,750	201,523
Corporate bonds	-	70,464	-	345,473	415,937
Subtotal	1,685,083	297,859	507,817	644,160	3,134,919
Total debt securities	4,518,374	2,860,207	1,790,286	2,503,614	11,672,481

Disclosure of detailed information about fair value of equity securities [Text Block]
The following table shows the fair value of equity securities:

Equity securities	Carrying amount
	December 31, 2017	December 31, 2016
In millions of COP
Total of securities at fair value through profit or loss	988,455	895,425
Total of securities at fair value through OCI	529,375	492,747
Total equity securities	1,517,830	1,388,172

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
The following table details the equity instruments designated at fair value through other comprehensive income analyzed by listing status:

Equity securities	Carrying amount
	December 31, 2017	December 31, 2016
In millions of COP
Securities at fair value through OCI:
Equity securities listed in Colombia (1)	76,178	17,479
Equity securities listed elsewhere	5,766	10,732
Equity securities unlisted	447,431	464,536
Total equity securities at fair value through OCI	529,375	492,747

(1)
Equity securities measured at fair value through other comprenhensive income (OCI) and listed in Colombia, increased between December 31, 2017 and 2016 due to the merger between Bolsa de Valores de Colombia (listed company) and Deceval (unlisted). The new investment in Bolsa de Valores de Colombia is classified as listed in Colombia.

Disclosure of detailed information about securities pledged [Text Block]
The detail of the securities pledged as collateral as of December 31, 2017 and 2016 is as follows:

As of December 31, 2017

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in repo operations
Securities issued by the Colombian Government	Greater twelve months	TES - Fixed rate	1,744,736
Securities issued by the Colombian Government	Between six and twelve months	TES - Fixed rate	877,673
Subtotal investments pledged as collateral in repo operations			2,622,409
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Greater twelve months	TES - Fixed rate	78,688
Securities issued by the Colombian Government	Between six and twelve months	TES - Fixed rate	40,247
Subtotal investments pledged as collateral in derivative operations			118,935
Total securities pledged as collateral			2,741,344

As of December 31, 2016

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in repo operations
Securities issued by the Colombian Government	Greater 12 months	TES-Fixed rate	783,688
Securities issued by the Colombian Government	Between 3 and 6 months	TES-Fixed rate	63,102
Securities issued by the Colombian Government	Between 6 and 12 months	TES-Fixed rate	3,212
Securities issued by the Colombian Government	Less than 3 months	TES-Fixed rate	68,648
Subtotal investments pledged as collateral in repo operations			918,650
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Greater 12 months	TES-Fixed rate	147,221
Securities issued by the Colombian Government	Between 3 and 6 months	TES- Fixed rate	22,037
Securities issued by the Colombian Government	Between 6 and 12 months	TES-Fixed rate	2,263
Securities issued by the Colombian Government	Less than 3 months	TES-Fixed rate	47,285
Subtotal investments pledged as collateral in derivative operations			218,806
Total securities pledged as collateral			1,137,456

Disclosure of detailed information about bank’s derivatives by type of risk [Text Block]
The following table sets forth for the Bank’s derivatives by type of risk as of December 31, 2017 and 2016:

Derivatives	December 31, 2017	December 31, 2016
In Millions of COP
Forwards
Assets
Foreign exchange contracts	172,310	313,566
Equity contracts	372	3,425
Subtotal Assets	172,682	316,991
Liabilities
Foreign exchange contracts	(142,976)	(323,923)
Equity contracts	(4,470)	(3,110)
Subtotal Liabilities	(147,446)	(327,033)
Total Forwards	25,236	(10,042)
Swaps
Assets
Foreign exchange contracts	672,558	1,127,474
Interest rate contracts	274,137	186,208
Subtotal Assets	946,695	1,313,682
Liabilities
Foreign exchange contracts	(505,823)	(749,082)
Interest rate contracts	(275,641)	(192,344)
Subtotal Liabilities	(781,464)	(941,426)
Total Swaps	165,231	372,256
Options
Assets
Foreign exchange contracts	14,995	47,297
Subtotal Assets	14,995	47,297
Liabilities
Foreign exchange contracts	(16,943)	(42,961)
Subtotal Liabilities	(16,943)	(42,961)
Total Options	(1,948)	4,336
Futures
Liabilities
Equity contracts	-	(1,030)
Subtotal Liabilities	-	(1,030)
Total Futures	-	(1,030)
Derivative Assets	1,134,372	1,677,970
Derivative Liabilities	(945,853)	(1,312,450)
Total, net	188,519	365,520

Disclosure of derivative financial instruments [text block]
The table below present the notional amounts of the derivatives contracts as of December 31, 2017 and 2016:

Derivatives	December 31, 2017	December 31, 2016
In Millions of COP
Forwards
Assets
Foreign exchange contracts	11,618,005	14,466,226
Equity contracts	1,010,557	696,348
Subtotal Assets	12,628,562	15,162,574
Liabilities
Foreign exchange contracts	(10,276,967)	(13,637,335)
Equity contracts	(1,796,020)	(676,226)
Subtotal Liabilities	(12,072,987)	(14,313,561)
Total Forwards	555,575	849,013
Swaps
Assets
Foreign exchange contracts	6,188,880	6,021,266
Interest rate contracts	16,315,701	15,109,435
Subtotal Assets	22,504,581	21,130,701
Liabilities
Foreign exchange contracts	(4,163,466)	(3,614,135)
Interest rate contracts	(15,850,149)	(13,249,703)
Subtotal Liabilities	(20,013,615)	(16,863,838)
Total Swaps	2,490,966	4,266,863
Options
Assets
Foreign exchange contracts	697,346	1,186,605
Subtotal Assets	697,346	1,186,605
Liabilities
Foreign exchange contracts	(682,197)	(1,171,719)
Subtotal Liabilities	(682,197)	(1,171,719)
Total Options	15,149	14,886
Futures
Assets
Foreign exchange contracts	3,772,283	3,078,756
Equity contracts	175,500	316,000
Subtotal Assets	3,947,783	3,394,756
Liabilities
Equity contracts	-	(117,235)
Subtotal Liabilities	-	(117,235)
Total Futures	3,947,783	3,277,521
Derivative Assets	39,778,272	40,874,636
Derivative Liabilities	(32,768,799)	(32,466,353)
Total, net	7,009,473	8,408,283

Disclosure of detailed information about contractual life of derivative [Text Block]
The following table sets forth the remaining contractual life of the derivative portfolio:

As of December 31, 2017

	Forwards	Swaps	Options	Futures	Total
In millions of COP
Assets	172,682	946,695	14,995	-	1,134,372
Up to 1 year	170,299	240,690	14,229	-	425,218
From 1 to 3 years	2,383	339,934	766	-	343,083
Over 3 years	-	366,071	-	-	366,071
Liabilities	(147,446)	(781,464)	(16,943)	-	(945,853)
Up to 1 year	(141,326)	(135,749)	(15,836)	-	(292,911)
From 1 to 3 years	(6,120)	(321,708)	(1,107)	-	(328,935)
Over 3 years	-	(324,007)	-	-	(324,007)
Total	25,236	165,231	(1,948)	-	188,519

As of December 31, 2016

	Forwards	Swaps	Options	Futures	Total
In millions of COP
Assets	316,991	1,313,682	47,297	-	1,677,970
Up to 1 year	309,036	490,848	44,478	-	844,362
From 1 to 3 years	7,900	444,120	2,819	-	454,839
Over 3 years	55	378,714	-	-	378,769
Liabilities	(327,033)	(941,426)	(42,961)	(1,030)	(1,312,450)
Up to 1 year	(311,382)	(167,025)	(40,686)	(1,030)	(520,123)
From 1 to 3 years	(15,623)	(431,814)	(2,275)	-	(449,712)
Over 3 years	(28)	(342,587)	-	-	(342,615)
Total	(10,042)	372,256	4,336	(1,030)	365,520

Disclosure Of Collaterals Explanatorys [Text Block]
The table below presents the cash collateral amounts posted under derivatives contracts as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
In millions of COP
Collateral	264,700	343,334

Disclosure of detailed information about hedging instruments [text block]
The notional amount and the fair value of those instruments are as follows:

	December 31, 2017	December 31, 2016
In millions of COP
Notional amount	304,159	305,862
Fair value	(1,769)	(5,170)

	December 31, 2017	December 31, 2016
In thousands of USD
Notional amount	101,930	101,930
Fair value	(593)	(1,723)

Disclosure of detailed information about hedged item explanatory [Text Block]
The following table sets forth the notional amount and fair value of the hedged item recognized in the statement of financial position as ‘Financial assets investments’, as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
In millions of COP
Notional amount	304,159	305,862
Fair value	341,229	340,511

	December 31, 2017	December 31, 2016
In thousands of USD
Notional amount	101,930	101,930
Fair value	114,353	113,477

Disclosure of offsetting of financial assets and financial liabilities [text block]
The table below presents derivative instruments subject to enforceable master netting agreements and other similar agreements but not offset in the statement of financial position as of December 31, 2017 and 2016 by derivative and by risk:

As of December 31, 2017

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	672,558	(505,823)
Forwards	172,310	(142,976)
Options	14,995	(16,943)
Interest rate contracts
Swaps	274,137	(275,641)
Equity contracts
Forwards	372	(4,470)
Gross derivative assets/liabilities	1,134,372	(945,853)
Offsetting of derivatives	-	-
Derivative financial instruments in statement of financial position	1,134,372	(945,853)
Master netting agreements	(894,863)	945,853
Cash collateral received/paid	(239,509)	-
Total derivative financial instruments assetss/ liabilities	-	-

As of December 31, 2016

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	1,127,474	(749,082)
Forwards	313,566	(323,923)
Options	47,297	(42,961)
Interest rate contracts
Swaps	186,208	(192,344)
Equity contracts
Forwards	3,425	(3,110)
Futures	-	(1,030)
Gross derivative assets/liabilities	1,677,970	(1,312,450)
Offsetting of derivatives	-	-
Derivative financial instruments in statement of financial position	1,677,970	(1,312,450)
Master netting agreements	(1,221,565)	1,312,450
Cash collateral received/paid	(343,334)	-
Total derivative financial instruments assetss/ liabilities	113,071	-